UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number                                                            811-3025

Dreyfus Institutional Money Market Fund
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices)	(Zip code)

Michael A. Rosenberg, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:		(212) 922-6000
Date of fiscal year end:	12/31
Date of reporting period:	12/31/08

FORM N-CSR

Item 1. Reports to Stockholders.

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The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured  Not Bank-Guaranteed  May Lose Value

Contents

THE FUND

2	A Letter from the CEO

3	Discussion of Fund Performance

6	Understanding Your Fund’s Expenses

6	Comparing Your Fund’s Expenses With Those of Other Funds

7	Statement of Investments

11	Statement of Assets and Liabilities

12	Statement of Operations

13	Statement of Changes in Net Assets

14	Financial Highlights

16	Notes to Financial Statements

24	Report of Independent Registered Public Accounting Firm

25	Important Tax Information

26	Board Members Information

29	Officers of the Fund

FOR MORE INFORMATION

Back Cover

The Fund

Dreyfus Institutional Money Market Fund

A LETTER FROM THE CEO Dear Shareholder:

We are pleased to present this annual report for Dreyfus Institutional Money Market Fund, covering the 12-month period from January 1, 2008, through December 31, 2008.

2008 was the most difficult year in decades for the financial markets. A credit crunch that began in 2007 exploded in mid-2008 into a global financial crisis, resulting in the failures of major financial institutions, a deep and prolonged recession and lower investment values across a broad range of asset classes. Governments and regulators throughout the world moved aggressively to curtail the damage, implementing unprecedented reductions of short-term interest rates, massive injections of liquidity into the banking system, government bailouts of struggling companies and plans for massive economic stimulus programs. Money market funds were not immune to the downturn, and several U.S. money market funds were unable to maintain a stable net asset value.The federal government subsequently stepped in with a program for guaranteeing participating funds’ assets at stated levels, while others received financial support from their sponsors.

Although we expect the U.S. and global economies to remain weak until longstanding imbalances have worked their way out of the system, the financial markets currently appear to have priced in investors’ generally low expectations. In previous recessions, however, the markets have tended to anticipate economic improvement before it occurs, potentially leading to major rallies when few expected them. That’s why it makes sense to remain disciplined, maintain a long-term perspective and adopt a consistent asset allocation strategy that reflects one’s future goals and attitudes toward risk. As always, we urge you to consult with your financial advisor, who can recommend the course of action that is right for you. For information about how the fund performed during the reporting period, as well as market perspectives, we have provided a Discussion of Fund Performance given by the fund’s Portfolio Manager.

Thank you for your continued confidence and support.

Jonathan R. Baum Chief Executive Officer The Dreyfus Corporation January 15, 2009

DISCUSSION OF FUND PERFORMANCE

For the period of January 1, 2008, through December 31, 2008, as provided by Bernard W. Kiernan, Jr., Senior Portfolio Manager

Fund and Market Performance Overview

For the 12-month period ended December 31, 2008, Dreyfus Institutional Money Market Fund’s Money Market Series produced a yield of 2.26%, and its Government Securities Series produced a yield of 0.90% .Taking into account the effects of compounding, the fund’s Money Market Series and Government Securities Series also produced effective yields of 2.28% and 0.91%, respectively.1

Money market yields declined over the reporting period along with short-term interest rates in a weakening U.S. economy.The fund also was affected by an intensifying global financial crisis, which produced turmoil in the commercial paper market.

The Fund’s Investment Approach

Each Series seeks as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity.

To pursue this goal, the fund’s Money Market Series invests in a diversified portfolio of high-quality, short-term debt securities, including securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, certificates of deposit, time deposits, bankers’ acceptances and other short-term securities issued by domestic banks or foreign branches of domestic banks, repurchase agreements, including tri-party repurchase agreements, asset-backed securities, commercial paper and other short-term corporate obligations of domestic issuers, including those with floating or variable rates of interest, and dollar-denominated obligations issued or guaranteed by one or more foreign governments or any of their political subdivisions or agencies. Normally, the Money Market Series invests at least 25% of its total assets in bank obligations.

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

The fund’s Government Securities Series invests only in short-term securities issued or guaranteed as to principal and interest by the U.S. government and repurchase agreements, including tri-party repurchase agreements.

Interest Rates Fell as U.S. Economy Struggled

Slumping U.S. housing markets, sluggish consumer spending and surging energy prices already had produced a weaker U.S. economy by the start of 2008.As a result, the Federal Reserve Board (the “Fed”) had implemented several reductions of short-term interest rates, and 2008 began with a federal funds rate of 4.25% .

Additional evidence of economic weakness mounted as the year began, and the credit crisis intensified when institutional investors de-levered their portfolios to raise cash. In March, the Fed participated in the rescue of investment bank Bear Stearns and made funds available to Wall Street firms in an unprecedented program allowing the use of mortgage-backed securities as collateral.

After a brief market rally in the spring, renewed volatility struck the stock and bond markets after reports of additional write-downs by major banks in June and greater-than-expected losses by mortgage agencies Fannie Mae and Freddie Mac in July.The bad news continued to mount in August, including a jump in the unemployment rate.

September ranked as one of the most challenging months in memory. Financial institutions found themselves unable to obtain short-term funding, leading to the bankruptcy of Lehman Brothers and sending other Wall Street firms to the brink of insolvency. In response, the Congress passed the $700 billionTroubled Assets Relief Program (TARP) to shore up the nation’s banking system. It later was announced that U.S. GDP contracted by a –0.5% annualized rate in the third quarter.

Money Markets Suffered in the Financial Crisis

Money market funds were not immune to the financial crisis. The Lehman Brothers bankruptcy led to challenging liquidity conditions in the commercial paper market and threatened to force some funds’ net asset values below $1 per share. Although at least one money market fund did so, most affected funds’ sponsors stepped in with support agreements that maintained stable net asset values.The U.S. government implemented theTemporary Guarantee Program specifically for money market funds to shore up investor confidence. Consequently, the commercial paper market began to stabilize.

In October, the Fed and other central banks implemented an unprecedented, coordinated rate cut to combat spreading global economic weakness. Nonetheless, the economic downturn gained momentum, and retailers suffered through their worst holiday season in many years. The National Bureau of Economic Research officially declared in November that the U.S.economy has been in a recession since late 2007, a pronouncement that was confirmed by a rise in the unemployment rate to 7.2% in December, its highest level since 1993.The Fed followed up with additional reductions, and the target for the federal funds rate ended 2008 at between 0% and 0.25%, a record low.

Maintaining a Cautious Posture

For most of the year, we maintained each series’ weighted average maturity in a position we considered longer than industry averages. September’s developments constrained our ability to find longer-dated instruments at reasonable prices, and we shifted each series’ focus to overnight maturities. We subsequently have maintained each series’ weighted average maturity in a range that is roughly in line with industry averages.

We currently expect reduced liquidity and tight credit to dampen economic growth well into 2009. Therefore, we intend to maintain the fund’s conservative credit posture and a focus on liquidity.

Lastly, effective January 30, 2009, the Government Securities Series of the fund will be liquidated and its assets distributed to shareholders. Subsequently the Government Securities Series will cease operations.

January 15, 2009

An investment in either Series is not insured or guaranteed by the FDIC or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in either Series.

1	Effective yield is based upon dividends declared daily and reinvested monthly. Past performance is no guarantee of future results.Yields fluctuate.

The Fund 5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Institutional Money Market Fund from July 1, 2008 to December 31, 2008. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment assuming actual returns for the six months ended December 31, 2008

	Money Market Series	Government Securities Series

Expenses paid per $1,000†	$ 3.43	$ 5.08
Ending value (after expenses)	$1,007.80	$1,002.20

COMPARING YOUR FUND’S EXPENSES WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment assuming a hypothetical 5% annualized return for the six months ended December 31, 2008

	Money Market Series	Government Securities Series

Expenses paid per $1,000†	$ 3.46	$ 5.13
Ending value (after expenses)	$1,021.72	$1,020.06

  Expenses are equal to the fund’s annualized expense ratio of .68% for Money Market Series and 1.01% for Government Securities Series, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

STATEMENT OF INVESTMENTS

MONEY MARKET SERIES
December 31, 2008

	Principal
Commercial Paper—72.2%	Amount ($)	Value ($)

Abbey National North America LLC
0.03%, 1/2/09	3,000,000	2,999,997
ABN-AMRO North America Finance Inc.
2.00%, 3/11/09	3,000,000	2,988,557
Allied Irish Banks N.A. Inc.
2.16%, 3/10/09	3,000,000 [a]	2,987,817
Atlantic Asset Securitization LLC
1.76%, 2/5/09	3,000,000 [a]	2,994,896
Atlantis One Funding Corp.
2.01%, 2/3/09	3,000,000 [a]	2,994,500
Bank of America Corp.
2.01%, 2/12/09	3,000,000	2,993,000
Barclays U.S. Funding Corp.
3.75%, 1/22/09	3,000,000	2,993,499
BNP Paribas Finance Inc.
0.01%, 1/2/09	3,000,000	2,999,999
Cancara Asset Securitisation Ltd.
3.28%, 1/28/09	3,000,000 [a]	2,992,688
Edison Asset Securitization LLC
3.02%, 1/28/09	3,000,000 [a]	2,993,250
Fairway Finance Company LLC
1.61%, 2/6/09	3,000,000 [a]	2,995,200
General Electric Capital Corp.
2.52%, 2/3/09	3,000,000	2,993,125
Hannover Funding Company LLC
2.35%, 1/7/09	3,000,000 [a]	2,998,825
LMA Americas LLC
2.06%, 2/19/09	3,000,000 [a]	2,991,629
Market Street Funding LLC
2.51%, 1/15/09	3,000,000 [a]	2,997,083
Prudential Funding LLC
0.04%, 1/2/09	3,000,000	2,999,997
UBS Finance Delaware LLC
0.01%, 1/2/09	3,000,000	2,999,999
Working Capital Management Co. L.P.
2.77%, 2/6/09	3,000,000 [a]	2,991,750
Total Commercial Paper
(cost $53,905,811)		53,905,811

The Fund 7

STATEMENT OF INVESTMENTS (continued)

	Principal
Corporate Note—2.7%	Amount ($)	Value ($)

Wachovia Bank, N.A.
1.54%, 3/23/09
(cost $1,998,212)	2,000,000 [b]	1,998,212

Time Deposits—8.0%

Compass Bank (Grand Cayman)
0.03%, 1/2/09	3,000,000	3,000,000
Marshall & Ilsley Bank Milwaukee, WI (Grand Cayman)
0.02%, 1/2/09	3,000,000	3,000,000
Total Time Deposits
(cost $6,000,000)		6,000,000

Repurchase Agreements—14.7%

Credit Suisse (USA) Inc.
0.06%, dated 12/31/08, due 1/2/09 in the
amount of $6,000,020 (fully collateralized by
$6,165,000 Federal Home Loan Mortgage Corp.,
0%, due 12/7/09, value $6,124,311)	6,000,000	6,000,000
Goldman, Sachs & Co.
0.002%, dated 12/31/08, due 1/2/09 in the
amount of $5,000,001 (fully collateralized
by $3,206,600 U.S. Treasury Bonds, 8.875%,
due 2/15/19, value $5,100,005)	5,000,000	5,000,000
Total Repurchase Agreements
(cost $11,000,000)		11,000,000

Total Investments (cost $72,904,023)	97.6%	72,904,023
Cash and Receivables (Net)	2.4%	1,792,459
Net Assets	100.0%	74,696,482

a	Securities exempt from registration under Rule 144A of the Securities Act of 1933.These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2008, these securities amounted to $29,937,638 or 40.1% of net assets.

b	Variable rate security—interest rate subject to periodic change.

Portfolio Summary (Unaudited)†

	Value (%)		Value (%)

Banking	58.8	Finance	4.0
Asset-Backed/Multi-Seller Programs	16.1	Insurance	4.0
Repurchase Agreements	14.7		97.6

† Based on net assets.
See notes to financial statements.

STATEMENT OF INVESTMENTS

GOVERNMENT SECURITIES SERIES
December 31, 2008

	Annualized
	Yield on
	Date of	Principal
Repurchase Agreements—103.0%	Purchase (%)	Amount ($)	Value ($)

Banc of America Securities LLC
dated 12/31/08, due 1/2/09 in the
amount of $400,000 (fully collateralized
by $291,800 U.S. Treasury Bonds, 4.50%,
due 5/15/38, value $408,091)	0.01	400,000	400,000
Barclays Financial LLC
dated 12/31/08, due 1/2/09 in the
amount of $400,000 (fully collateralized
by $433,480 U.S. Treasury Strips,
due 2/15/13, value $408,000)	0.02	400,000	400,000
Credit Suisse (USA) Inc.
dated 12/31/08, due 1/2/09 in the
amount of $400,001 (fully collateralized
by $295,000 U.S. Treasury Bonds, 4.38%,
due 2/15/38, value $408,161)	0.03	400,000	400,000
Deutsche Bank Securities
dated 12/31/08, due 1/2/09 in the
amount of $400,000 (fully collateralized
by $422,978 U.S. Treasury Strips,
due 2/15/12, value $408,000)	0.02	400,000	400,000
HSBC USA Inc.
dated 12/31/08, due 1/2/09 in the
amount of $400,000 (fully collateralized
by $413,000 U.S. Treasury Bills,
due 4/9/09-4/16/09, value $412,927)	0.02	400,000	400,000
JP Morgan Chase & Co.
dated 12/31/08, due 1/2/09 in the
amount of $400,000 (fully collateralized
by $475,000 U.S. Treasury Strips,
due 11/15/15, value $408,937)	0.01	400,000	400,000
Mizuho Securities USA
dated 12/31/08, due 1/2/09 in the
amount of $300,000 (fully collateralized
by $306,100 U.S. Treasury Bills,
due 5/7/09, value $306,057)	0.02	300,000	300,000

The Fund 9

STATEMENT OF INVESTMENTS (continued)

	Annualized
	Yield on
	Date of	Principal
Repurchase Agreements (continued)	Purchase (%)	Amount ($)	Value ($)

UBS Securities LLC
dated 12/31/08, due 1/2/09 in the
amount of $300,000 (fully collateralized
by $310,000 U.S. Treasury Notes, 1.50%,
due 12/31/13, value $310,533)	0.02	300,000	300,000

Total Investments (cost $3,000,000)		103.0%	3,000,000
Liabilities, Less Cash and Receivables		(3.0%)	(88,473)
Net Assets		100.0%	2,911,527

Portfolio Summary (Unaudited)†
			Value (%)

Repurchase Agreements			103.0

† Based on net assets.
See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES
December 31, 2008

	Money	Government
	Market	Securities
	Series	Series

Assets ($):
Investments in securities—See Statement of Investments
(including repurchase agreements of $11,000,000
for the Money Market Series and $3,000,000
for the Government Securities Series)—Note 2(b)	72,904,023	3,000,000
Cash	1,838,896	—
Interest receivable	783	1
Prepaid expenses	21,972	14,367
	74,765,674	3,014,368

Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(b)	45,269	6,924
Cash overdraft due to Custodian	—	55,442
Accrued expenses	23,923	40,475
	69,192	102,841

Net Assets ($)	74,696,482	2,911,527

Composition of Net Assets ($):
Paid-in capital	74,698,738	2,911,527
Accumulated net realized gain (loss) on investments	(2,256)	—

Net Assets ($)	74,696,482	2,911,527

Net Asset Value Per Share
	Money	Government
	Market	Securities
	Series	Series

Net Assets ($)	74,696,482	2,911,527
Shares Outstanding	74,698,778	2,911,527

Net Asset Value Per Share ($)	1.00	1.00

See notes to financial statements.

The Fund 11

STATEMENT OF OPERATIONS
Year Ended December 31, 2008

	Money	Government
	Market	Securities
	Series	Series

Investment Income ($):
Interest Income	2,857,712	638,783
Expenses—Note 2(c):
Management fee—Note 3(a)	470,534	154,215
Custodian fees—Note 3(b)	44,980	53,641
Auditing fees	42,466	44,232
Shareholder servicing costs—Note 3(b)	25,290	39,160
Registration fees	19,805	17,979
Legal fees	15,550	8,461
Treasury insurance expense—Note 2(f)	9,381	2,996
Trustees’ fees and expenses—Note 3(c)	4,669	4,438
Prospectus and shareholders’ reports	1,702	2,292
Miscellaneous	10,995	11,028
Total Expenses	645,372	338,442
Less—waiver of fees
due to undertakings—Note 3(a)	—	(23,217)
Less—reduction in fees due to
earnings credits—Note 2(b)	(5,689)	(4,782)
Net Expenses	639,683	310,443
Investment Income—Net	2,218,029	328,340

Net Realized Gain (Loss) on Investments—Note 2(b) ($)	2,384	9,616
Net Increase in Net Assets Resulting from Operations	2,220,413	337,956

See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

	Money Market Series		Government Securities Series

	Year Ended December 31,		Year Ended December 31,

	2008	2007	2008	2007

Operations ($):
Investment income—net	2,218,029	10,727,171	328,340	1,105,644
Net realized gain (loss)
on investments	2,384	4,067	9,616	1,421
Net Increase (Decrease)
in Net Assets Resulting
from Operations	2,220,413	10,731,238	337,956	1,107,065

Dividends to
Shareholders from ($):
Investment income—net	(2,218,029)	(10,727,171)	(333,751)	(1,105,644)

Beneficial Interest
Transactions
($1.00 per share):
Net proceeds from
shares sold	376,829,337	549,084,223	511,870,267	471,058,162
Dividends reinvested	1,469,136	1,724,736	318,290	987,650
Cost of shares redeemed	(404,570,576)	(846,143,630)	(541,789,506) (465,123,895)
Increase (Decrease)
in Net Assets from
Beneficial Interest
Transactions	(26,272,103)	(295,334,671)	(29,600,949)	6,921,917
Total Increase
(Decrease)
in Net Assets	(26,269,719)	(295,330,604)	(29,596,744)	6,923,338

Net Assets ($):
Beginning of Period	100,966,201	396,296,805	32,508,271	25,584,933
End of Period	74,696,482	100,966,201	2,911,527	32,508,271

See notes to financial statements.

The Fund 13

FINANCIAL HIGHLIGHTS Money Market Series

The following tables describe the performance for the fiscal periods indicated. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

		Year Ended December 31,

	2008	2007	2006	2005	2004

Per Share Data ($):
Net asset value, beginning of period	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Investment income—net	.023	.046	.045	.027	.009
Distributions:
Dividends from investment income—net	(.023)	(.046)	(.045)	(.027)	(.009)
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00

Total Return (%)	2.29	4.68	4.61	2.70	.87

Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.69	.59	.55	.55	.55
Ratio of net expenses
to average net assets	.68	.58	.55	.55	.55
Ratio of net investment income
to average net assets	2.36	4.73	4.52	2.65	.88

Net Assets, end of period ($ x 1,000)	74,696	100,966	396,297	446,539	478,767

See notes to financial statements.

FINANCIAL HIGHLIGHTS Government Securities Series

		Year Ended December 31,

	2008	2007	2006	2005	2004

Per Share Data ($):
Net asset value, beginning of period	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Investment income—net	.009	.038	.039	.022	.004
Distributions:
Dividends from investment income—net	(.009)	(.038)	(.039)	(.022)	(.004)
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00

Total Return (%)	.91	3.88	3.99	2.19	.42

Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.10	1.08	.95	.89	.86
Ratio of net expenses
to average net assets	1.01	1.06	.93	.88	.84
Ratio of net investment income
to average net assets	1.06	3.86	3.96	2.17	.37

Net Assets, end of period ($ x 1,000)	2,912	32,508	25,585	35,023	29,379
See notes to financial statements.

The Fund 15

NOTES TO FINANCIAL STATEMENTS

NOTE 1—General:

Dreyfus Institutional Money Market Fund (the “fund”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified open-end management investment company and operates as a series company issuing two series: the Money Market Series and the Government Securities Series. The fund accounts separately for the assets, liabilities and operations of each series.The fund’s investment objective is to provide investors with as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser. MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares, which are sold to the public without a sales charge.The fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest in each of the following classes of shares: Money Market Series and Government Securities Series.

Effective July 1, 2008, BNY Mellon reorganized and consolidated a number of its banking and trust company subsidiaries.As a result of the reorganization, any services previously provided to the fund by Mellon Bank, N.A. or Mellon Trust of New England, N.A. are now provided by The Bank of NewYork Mellon (formerly,The Bank of NewYork).

It is the fund’s policy to maintain a continuous net asset value per share of $1.00 for each series; the fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so. There is no assurance, however, that the fund will be able to maintain a stable net asset value per share of $1.00 for each series.

The fund’s financial statements are prepared in accordance with U.S. generally accepted accounting principles, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fund enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

NOTE 2—Significant Accounting Policies:

(a) Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 of the Act, which has been determined by the Board of Trustees to represent the fair value of the fund’s investments.

The fund adopted Statement of Financial Accounting Standards No. 157 “FairValue Measurements” (“FAS 157”). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair value measurements.

Various inputs are used in determining the value of the fund’s investments relating to FAS 157.These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices in active markets for identical securities. Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The Fund 17

NOTES TO FINANCIAL STATEMENTS (continued)

The following is a summary of the inputs used as of December 31, 2008 in valuing the Money Market Series investments carried at fair value:

Investments in
Valuation Inputs	Securities ($)

Level 1—Quoted Prices	0
Level 2—Other Significant Observable Inputs	72,904,023
Level 3—Significant Unobservable Inputs	0
Total	72,904,023

The following is a summary of the inputs used as of December 31, 2008 in valuing the Government Securities Series investments carried at fair value:

Investments in
Valuation Inputs	Securities ($)

Level 1—Quoted Prices	0
Level 2—Other Significant Observable Inputs	3,000,000
Level 3—Significant Unobservable Inputs	0
Total	3,000,000

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and is recognized on the accrual basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Cost of investments represents amortized cost.

In March 2008, the Financial Accounting Standards Board released Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“FAS 161”). FAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements. The application of FAS 161 is required for fiscal years and interim periods beginning after November 15, 2008.At this time, management is evaluating the implications of FAS 161 and its impact on the financial statements and the accompanying notes has not yet been determined.

The fund has arrangements with the custodian and cash management banks whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset custody and cash management fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund may enter into repurchase agreements with financial institutions, deemed to be creditworthy by the Manager, subject to the seller’s agreement to repurchase and the fund’s agreement to resell such securities at a mutually agreed upon price. Securities purchased subject to repurchase agreements are deposited with the fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the fund will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the fund maintains the right to sell the underlying securities at market value and may claim any resulting loss against the seller.

(c) Expenses: Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to both series are allocated among them on a pro rata basis.

(d) Dividends to shareholders: It is the policy of the fund, with respect to both series, to declare dividends from investment income-net on each business day; such dividends are paid monthly. Dividends from net realized capital gains, if any, with respect to both series, are normally declared and paid annually, but each series may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that a net realized capital gain of either series can be offset by a capital loss carryover of that series, it is the policy of the fund not to distribute such gains.

The Fund 19

NOTES TO FINANCIAL STATEMENTS (continued)

(e) Federal income taxes: It is the policy of each series to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes. For federal tax purposes, each series is treated as a separate entity for the purposes of determining such qualification.

As of and during the period ended December 31, 2008, the fund did not have any liabilities for any unrecognized tax positions. The fund recognizes interest and penalties, if any, related to unrecognized tax positions as income tax expense in the Statement of Operations. During the period, the fund did not incur any interest or penalties.

Each of the tax years in the four-year period ended December 31, 2008 remains subject to examination by the Internal Revenue Service and state taxing authorities.

At December 31, 2008, the components of accumulated earnings on a tax basis for each series were substantially the same as for financial reporting purposes.

The Money Market Series accumulated capital loss carryover of $2,256 is available for federal income tax purposes to be applied against future net securities profits, if any, realized subsequent to December 31, 2008. If not applied, $1,674 of the carryover expires in fiscal 2009 and $582 expires in fiscal 2013.

The tax character of distributions for Money Market Series and Government Securities Series paid to shareholders during the fiscal periods ended December 31, 2008 and December 31, 2007 were all ordinary income.

During the period ended December 31, 2008, for the Government Securities Series, as a result of permanent book to tax differences primarily due to dividend reclassification, the fund increased accumulated undistributed investment income-net by $5,411 and decreased accumulated net realized gain (loss) on investments by the same amount. Net assets and net asset value per share were not affected by this reclassification.

At December 31, 2008, the cost of investments for federal income tax purposes for each series was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

(f) Treasury’s Temporary Guarantee Program: The fund has entered into a Guarantee Agreement with the United States Department of the Treasury (the “Treasury”) with respect to each series to participate in the Treasury’s Temporary Guarantee Program for Money Market Funds (the “Program”).

Under the Program, the Treasury guarantees the share price of shares of each series held by shareholders as of September 19, 2008 at $1.00 per share if the series’ net asset value per share falls below $0.995 (a “Guarantee Event”) and the series liquidates. Recovery under the Program is subject to certain conditions and limitations.

Shares acquired by investors after September 19, 2008 that increase the number of shares the investor held at the close of business on September 19, 2008 are not eligible for protection under the Program. In addition, shares acquired by investors who did not hold shares at the close of business on September 19, 2008 are not eligible for protection under the Program.

The Program, which was originally set to expire on December 18, 2008, has been extended by the Treasury until April 30, 2009, after which the Secretary of the Treasury will review the need for, and terms of, the Program. Participation in the initial term and the extended period of the Program required a payment to the Treasury in the amount of .01% and .015%, respectively, of each series’ shares outstanding as of September 19, 2008 (valued at $1.00 per share).This expense is being borne by each series without regard to any expense limitation currently in effect.

The Fund 21

NOTES TO FINANCIAL STATEMENTS (continued)

NOTE 3—Management Fee and Other Transactions With Affiliates:

(a) Pursuant to a management agreement with the Manager, the management fee for each series is computed at the annual rate of .50% of the value of the average daily net assets of each series and is payable monthly.

The Manager has undertaken to waive receipt of its fees or reimburse expenses in the event that current yields drop below a certain level. This undertaking is voluntary and not contractual and may be terminated at any time.There was no expense reimbursement pursuant to the undertaking for the Money Market Series during the period ended December 31, 2008.The waiver of fees pursuant to the undertaking amounted to $23,217 for the Government Securities Series during the period ended December 31, 2008.

(b) Under the Shareholder Services Plan, each series reimburses the Distributor an amount not to exceed an annual rate of .25% of the value of each series’ average daily net assets for certain allocated expenses of providing personal services and/or maintaining shareholder accounts.The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the series and providing reports and other information, and services related to the maintenance of shareholder accounts. During the period ended December 31, 2008, the Money Market Series and the Government Securities Series were charged $16,572 and $34,810, respectively, pursuant to the Shareholder Services Plan.

Each series compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the series. During the period ended December 31, 2008, the Money Market Series and the Government Securities Series were charged $4,172 and $1,559, respectively, pursuant to the transfer agency agreement.

Each series compensates The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, under a cash management agreement for performing cash management services related to sub-

scriptions and redemptions. During the period ended December 31, 2008, the Money Market Series and the Government Securities Series, were charged $305 and $113, respectively, pursuant to the cash management agreement.

Each series compensates The Bank of NewYork Mellon, under a custody agreement for providing custodial services for the series. During the period ended December 31, 2008, the Money Market Series and the Government Securities Series were charged $44,980 and $53,641, respectively, pursuant to the custody agreement.

During the period ended December 31, 2008, each series was charged $5,403 for services performed by the Chief Compliance Officer.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities for the Money Market Series consist of: management fees $31,072, chief compliance officer fees $1,197, custodian fees $12,029 and transfer agency per account fees $971.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities for the Government Securities Series consist of: management fees $1,321, chief compliance officer fees $1,197, custodian fees $12,658 and transfer agency per account fees $342, which are offset against an expense reimbursement currently in effect in the amount of $8,594.

(c) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Subsequent Event:

On December 2, 2008, the Board of Trustees approved the liquidation of the Government Securities Series, effective on January 30, 2009 (the “Liquidation Date”). Accordingly, effective December 5, 2008, no new or subsequent investments in the series were permitted, except that investments may continue to be made by participants in group employer retirement plans.

The Fund 23

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Shareholders and Board of Trustees Dreyfus Institutional Money Market Fund

We have audited the accompanying statements of assets and liabilities, including the statements of investments, of Dreyfus Institutional Money Market Fund (comprising, respectively, the Money Market Series and the Government Securities Series) as of December 31, 2008, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and financial highlights for each of the years indicated therein. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.We were not engaged to perform an audit of the Fund’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2008 by correspondence with the custodian and others. We believe that our audits provide a reasonable basis for our opinion.

In our opinion,the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective funds constituting Dreyfus Institutional Money Market Fund at December 31, 2008, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the indicated years, in conformity with U.S. generally accepted accounting principles.

Dreyfus Institutional Money Market Fund

IMPORTANT TAX INFORMATION (Unaudited)

Money Market Series

For federal tax purposes, the fund hereby designates 98.87% of the ordinary income dividends paid during the fiscal year ended December 31, 2008 as qualifying “interest related dividends.”

Government Securities Series

For federal tax purposes, the fund hereby designates 100% of the ordinary income dividends paid during the fiscal year ended December 31, 2008 as qualifying “interest related dividends.”

The Fund 25

NOTES

Item 2. Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. There have been no amendments to, or waivers in connection with, the Code of Ethics during the period covered by this Report.

Item 3. Audit Committee Financial Expert.

The Registrant's Board has determined that David P. Feldman, a member of the Audit Committee of the Board, is an audit committee financial expert as defined by the Securities and Exchange Commission (the "SEC"). David P. Feldman is "independent" as defined by the SEC for purposes of audit committee financial expert determinations.

Item 4. Principal Accountant Fees and Services.

(a) Audit Fees. The aggregate fees billed for each of the last two fiscal years (the "Reporting Periods") for professional services rendered by the Registrant's principal accountant (the "Auditor") for the audit of the Registrant's annual financial statements or services that are normally provided by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $57,826 in 2007 and $59,561 in 2008.

(b) Audit-Related Fees. The aggregate fees billed in the Reporting Periods for assurance and related services by the Auditor that are reasonably related to the performance of the audit of the Registrant's financial statements and are not reported under paragraph (a) of this Item 4 were $0 in 2007 and $20,796 in 2008.

The aggregate fees billed in the Reporting Periods for non-audit assurance and related services by the Auditor to the Registrant's investment adviser (not including any sub-investment adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the Registrant ("Service Affiliates"), that were reasonably related to the performance of the annual audit of the Service Affiliate, which required pre-approval by the Audit Committee were $0 in 2007 and $0 in 2008.

Note: For the second paragraph in each of (b) through (d) of this Item 4, certain of such services were not pre-approved prior to May 6, 2003, when such services were required to be pre-approved. On and after May 6, 2003, 100% of all services provided by the Auditor were pre-approved as required. For comparative purposes, the fees shown assume that all such services were pre-approved, including services that were not pre-approved prior to the compliance date of the pre-approval requirement.

(c) Tax Fees. The aggregate fees billed in the Reporting Periods for professional services rendered by the Auditor for tax compliance, tax advice, and tax planning ("Tax Services") were $6,621 in 2007 and $5,249 in 2008. These services consisted of: (i) review or preparation of U.S. federal, state, local and excise tax returns; (ii) U.S. federal, state and local tax planning, advice and assistance regarding statutory, regulatory or administrative developments; (iii) tax advice regarding tax qualification matters and/or treatment of various financial instruments held or proposed to be acquired or held. The aggregate fees billed in the Reporting Periods for Tax Services by the Auditor to Service Affiliates, which required pre-approval by the Audit Committee were $0 in 2007 and $0 in 2008.

(d) All Other Fees. The aggregate fees billed in the Reporting Periods for products and services provided by the Auditor, other than the services reported in paragraphs (a) through (c) of this Item, were $0 in 2007 and $51 in 2008. [These services consisted of a review of the Registrant's anti-money laundering program].

The aggregate fees billed in the Reporting Periods for Non-Audit Services by the Auditor to Service Affiliates, other than the services reported in paragraphs (b) through (c) of this Item, which required pre-approval by the Audit Committee, were $0 in 2007 and $0 in 2008.

Audit Committee Pre-Approval Policies and Procedures. The Registrant's Audit Committee has established policies and procedures (the "Policy") for pre-approval (within specified fee limits) of the Auditor's engagements for non-audit services to the Registrant and Service Affiliates without specific case-by-case consideration. Pre-approval considerations include whether the proposed services are compatible with maintaining the Auditor's independence. Pre-approvals pursuant to the Policy are considered annually.

Non-Audit Fees. The aggregate non-audit fees billed by the Auditor for services rendered to the Registrant, and rendered to Service Affiliates, for the Reporting Periods were $1,889,332 in 2007 and $12,561,320 in 2008.

Auditor Independence. The Registrant's Audit Committee has considered whether the provision of non-audit services that were rendered to Service Affiliates, which were not pre-approved (not requiring pre-approval), is compatible with maintaining the Auditor's independence.

Item 5.	Audit Committee of Listed Registrants.
Not applicable. [CLOSED-END FUNDS ONLY]
Item 6.	Investments.
(a)	Not applicable.
Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management
Investment Companies.
Not applicable. [CLOSED-END FUNDS ONLY]
Item 8.	Portfolio Managers of Closed-End Management Investment Companies.
Not applicable. [CLOSED-END FUNDS ONLY, beginning with reports for periods ended on and after December 31, 2005]
Item 9.	Purchases of Equity Securities by Closed-End Management Investment Companies and
Affiliated Purchasers.
Not applicable. [CLOSED-END FUNDS ONLY]
Item 10.	Submission of Matters to a Vote of Security Holders.

     The Registrant has a Nominating Committee (the "Committee"), which is responsible for selecting and nominating persons for election or appointment by the Registrant's Board as Board members. The Committee has adopted a Nominating Committee Charter (the "Charter"). Pursuant to the Charter, the Committee will consider recommendations for nominees from shareholders submitted to the Secretary of the Registrant, c/o The Dreyfus Corporation Legal Department, 200 Park Avenue, 8th Floor East, New York,

New York 10166. A nomination submission must include information regarding the recommended nominee as specified in the Charter. This information includes all information relating to a recommended nominee that is required to be disclosed in solicitations or proxy statements for the election of Board members, as well as information sufficient to evaluate the factors to be considered by the Committee, including character and integrity, business and professional experience, and whether the person has the ability to apply sound and independent business judgment and would act in the interests of the Registrant and its shareholders. Nomination submissions are required to be accompanied by a written consent of the individual to stand for election if nominated by the Board and to serve if elected by the shareholders, and such additional information must be provided regarding the recommended nominee as reasonably requested by the Committee.

Item 11. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Code of ethics referred to in Item 2.

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3) Not applicable.

(b) Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Institutional Money Market Fund

By:	/s/ J. David Officer
J. David Officer,
President

Date:	February 23, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ J. David Officer
J. David Officer,
President

Date:	February 23, 2009

By:	/s/ James Windels
James Windels,
Treasurer

Date:	February 23, 2009

EXHIBIT INDEX

(a)(1) Code of ethics referred to in Item 2.

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)

(b) Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940. (EX-99.906CERT)